Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets to the total of the amounts shown in the consolidated statements of cash flows.

As of December 31,	2024	2023
Cash and cash equivalents	$376.5	$387.7
Restricted cash	14.1	9.0
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$390.6	$396.7

Schedule of Restricted Cash and Cash Equivalents
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets to the total of the amounts shown in the consolidated statements of cash flows.

As of December 31,	2024	2023
Cash and cash equivalents	$376.5	$387.7
Restricted cash	14.1	9.0
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$390.6	$396.7